Long-term Borrowings, excluding Current Portion (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Borrowings, excluding Current Portion
Schedule of long-term borrowings, excluding current portion

	As of December 31,
	2017	2018
	RMB	RMB
Convertible note	—	1,151,560
Long-term loans	135,389	4,324
Less: current portion (Note 12)	(11,065)	(4,324)
	124,324	1,151,560

Schedule of long-term borrowings will be due

Principal amounts
RMB
2019	4,324
2020	—
2021	1,201,060
Total	1,205,384